Financial Instruments Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2022
Financial Instruments Fair Value Measurements
Schedule of fair value of warrants estimated using Black-Scholes pricing model, assumptions

At September 30, 2022
Stock price	$2.89
Expiration term (in years)	4.99
Volatility	125.0%
Risk-free rate	4.1%
Dividend yield	0.0%